UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Prudential Short-Term Corporate Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2012

Date of reporting period:	3/31/2012

Item 1.	Schedule of Investments

Prudential Short-Term Corporate Bond Fund

Schedule of Investments

as of March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.5%
ASSET-BACKED SECURITIES — 0.3%
Non-Residential Mortgage-Backed Securities
Fuel Trust,
Sec’d. Notes, 144A	Baa2	3.984%	06/15/16	$ 3,100	$ 3,145,198
Sec’d. Notes, 144A	Baa2	4.207	04/15/16	15,695	16,107,418

TOTAL ASSET-BACKED SECURITIES (cost $18,815,841)					19,252,616

BANK LOANS — 0.3%
Retailers — 0.1%
Dollar General Corp.	Ba1	3.139	07/07/14	10,000	10,004,500

Technology — 0.2%
Dupont Fabros Fox Properties LLC	NR	4.500	12/02/14	5,000	4,995,835
Flextronics International Ltd., DD-A1B	Ba1	2.491	10/01/14	311	307,472
Flextronics International Ltd., Term A Delay	Ba1	2.491	10/01/14	434	429,337
Flextronics International Ltd., DD-A2	Ba1	2.491	10/01/14	2,215	2,193,002
Flextronics International Ltd., DD-A3	Ba1	2.494	10/01/14	2,584	2,558,502
Flextronics International Ltd., Term A	Ba1	2.494	10/01/14	4,430	4,385,873

					14,870,021

TOTAL BANK LOANS (cost $24,859,062)					24,874,521

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.5%
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(a)	AAA(b)	5.452	03/11/39	10,000	11,202,190
Ser. 2006-PW12, Class A4(a)	Aaa	5.719	09/11/38	26,065	29,587,268
Ser. 2007-PW17, Class A3	AAA(b)	5.736	06/11/50	15,000	15,642,465
Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class A2(a)	Aaa	5.696	12/10/49	4,220	4,241,784
Ser. 2007-C6, Class A3(a)	Aaa	5.696	12/10/49	10,000	10,673,470
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A2	Aaa	5.408	01/15/46	3,417	3,415,657
Ser. 2007-CD4, Class A2B	Aaa	5.205	12/11/49	8,402	8,473,774
Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A2	Aaa	5.268	02/15/40	3,088	3,085,577
DBUBS Mortgage Trust, Ser. 2011-LC3A, Class A2	Aaa	3.642	08/10/44	12,500	13,362,225
GE Capital Commercial Mortgage Corp., Ser. 2006-C1, Class A4(a)	AAA(b)	5.329	03/10/44	10,000	11,077,220
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class A4(a)	AA-(b)	5.553	04/10/38	3,510	3,889,420
Ser. 2006-GG8, Class A2	Aaa	5.479	11/10/39	1,587	1,596,476
Ser. 2006-GG8, Class A4	Aaa	5.560	11/10/39	14,715	16,578,140
Ser. 2007-GG10, Class A2(a)	Aaa	5.778	08/10/45	7,184	7,302,034
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class A4	Aaa	4.738	07/15/42	25,000	27,072,650
Ser. 2005-LDP4, Class A4(a)	Aaa	4.918	10/15/42	14,000	15,268,638
Ser. 2007-LD11, Class A2(a)	Aaa	5.801	06/15/49	7,710	7,751,996
Ser. 2007-LD12, Class A3(a)	Aaa	5.984	02/15/51	3,324	3,570,574
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A3	Aaa	4.647	07/15/30	5,199	5,203,395
Ser. 2005-C3, Class A5	Aaa	4.739	07/15/30	15,000	16,320,600
Ser. 2007-C2, Class A2	AAA(b)	5.303	02/15/40	2,626	2,626,802
Merrill Lynch Mortgage Trust, Ser. 2005-CIP1, Class A2	Aaa	4.960	07/12/38	758	768,797
Ser. 2005-CIP1, Class A4(a)	Aaa	5.047	07/12/38	1,218	1,345,137
Ser. 2006-C1, Class A4(a)	AAA(b)	5.660	05/12/39	15,000	17,000,460
Ser. 2006-C2, Class A4(a)	Aaa	5.742	08/12/43	10,000	11,364,580
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-1, Class A3B(a)	AAA(b)	5.477	02/12/39	5,500	5,589,474
Ser. 2007-6, Class A2	Aaa	5.331	03/12/51	7,666	7,663,932

Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(a)	Aaa	5.418	03/12/44	17,999	20,008,642
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(a)	Aaa	5.737	05/15/43	10,000	11,284,440
Ser. 2006-C28, Class A2	Aaa	5.500	10/15/48	8,067	8,100,449
Ser. 2007-C30, Class A3	Aaa	5.246	12/15/43	2,565	2,607,860
Ser. 2007-C33, Class A3(a)	Aaa	5.899	02/15/51	11,193	11,803,052

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $314,344,523)					315,479,178

CORPORATE BONDS — 91.2%
Aerospace & Defense — 1.0%
BAE Systems Holdings, Inc., Gtd. Notes, 144A(c)	Baa2	4.950	06/01/14	8,500	8,947,848
Gtd. Notes, 144A	Baa2	5.200	08/15/15	7,000	7,499,212
Boeing Capital Corp., Sr. Unsec’d. Notes(c)	A2	2.125	08/15/16	5,520	5,702,563
Sr. Unsec’d. Notes	A2	3.250	10/27/14	4,750	5,062,493
Exelis, Inc., Gtd. Notes, 144A	Baa3	4.250	10/01/16	5,000	5,077,220
General Dynamics Corp., Gtd. Notes	A2	5.250	02/01/14	2,115	2,294,111
L-3 Communications Corp., Gtd. Notes, Ser. B	Ba1	6.375	10/15/15	3,720	3,808,350
Lockheed Martin Corp., Sr. Unsec’d. Notes	Baa1	2.125	09/15/16	4,600	4,679,019
Martin Marietta Corp., Sr. Unsec’d. Notes	Baa1	7.375	04/15/13	3,000	3,175,593
Northrop Grumman Corp., Sr. Unsec’d. Notes	Baa2	1.850	11/15/15	9,450	9,563,863
Sr. Unsec’d. Notes	Baa2	3.700	08/01/14	4,500	4,727,632
Raytheon Co., Sr. Unsec’d. Notes	A3	1.625	10/15/15	10,305	10,489,676
Rockwell Collins, Inc., Sr. Unsec’d. Notes	A1	4.750	12/01/13	2,000	2,103,060

					73,130,640

Airlines — 0.4%
Continental Airlines 1998-3 Class A-1 Pass-Through Trust, Pass-thru Certs., Ser. 983A	Baa2	6.820	05/01/18	6,921	7,198,029
Continental Airlines 1999-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. 991A	Baa2	6.545	02/02/19	3,084	3,318,596
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2001-1, Class A-1(d)	Baa2	6.703	06/15/21	313	335,197
Pass-thru Certs., Ser. 2001-1, Class B(c)	Ba1	7.373	12/15/15	80	80,072
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A	Baa2	5.300	04/15/19	2,000	2,132,500
Delta Air Lines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2010-1, Class A(c)	Baa2	6.200	07/02/18	4,888	5,290,838

Pass-thru Certs., Ser. 2010-2, Class A(c)	Baa2	4.950	05/23/19	8,403	8,864,758

					27,219,990

Automotive — 1.9%
American Honda Finance Corp., Sr. Notes, 144A(c)	A1	1.850	09/19/14	15,000	15,250,830
Sr. Unsec’d. Notes, 144A	A1	2.375	03/18/13	10,000	10,173,100
Sr. Unsec’d. Notes, 144A	A1	6.700	10/01/13	1,000	1,079,237
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	1.875	09/15/14	20,550	20,844,605
Gtd. Notes, 144A	A3	1.950	03/28/14	15,000	15,182,025
Gtd. Notes, 144A	A3	2.300	01/09/15	15,375	15,763,065
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(c)	Ba1	5.625	09/15/15	6,980	7,422,881
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	Baa1	2.700	03/15/17	8,210	8,144,887
Gtd. Notes, 144A, MTN	Baa1	3.875	03/15/16	9,100	9,490,062
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750	12/15/14	1,175	1,281,093
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	1.750	02/28/14	4,165	4,233,568
RCI Banque SA (France), Sr. Unsec’d. Notes, 144A	Baa2	3.400	04/11/14	3,625	3,630,742

Volkswagen International Finance NV (Netherlands), Gtd. Notes, 144A	A3	1.625	08/12/13	10,000	10,084,170
Gtd. Notes, 144A(c)	A3	2.375	03/22/17	10,050	10,084,200

					132,664,465

Banking — 24.3%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Notes	A1	2.875	04/25/14	2,425	2,414,269
Gtd. Notes, 144A, MTN	A1	3.875	11/10/14	7,250	7,297,430
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A, MTN	Aa3	3.000	01/31/14	11,150	11,211,202
Sr. Unsec’d. Notes, 144A	Aa3	4.250	02/02/17	13,775	13,974,875
American Express Bank FSB, Sr. Unsec’d. Notes, MTN	A2	5.500	04/16/13	9,000	9,421,371
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	2.375	03/24/17	10,000	10,015,380
Sr. Unsec’d. Notes, MTN	A2	2.750	09/15/15	35,871	37,217,131
Sr. Unsec’d. Notes, MTN(c)	A2	2.800	09/19/16	21,050	21,626,791
Sr. Unsec’d. Notes, MTN	A2	5.125	08/25/14	7,400	8,048,210
Sr. Unsec’d. Notes, MTN	A2	5.875	05/02/13	4,850	5,100,197
Sr. Unsec’d. Notes, Ser. C, MTN	A2	7.300	08/20/13	15,800	17,097,291
ANZ National International Ltd. (New Zealand), Gtd. Notes., 144A, MTN	Aa3	6.200	07/19/13	2,500	2,624,280
Bank of America Corp., Sr. Unsec’d. Notes(c)	Baa1	3.625	03/17/16	20,000	19,965,420
Sr. Unsec’d. Notes(c)	Baa1	3.700	09/01/15	9,780	9,871,560
Sr. Unsec’d. Notes	Baa1	3.875	03/22/17	9,750	9,803,771
Sr. Unsec’d. Notes(c)	Baa1	4.500	04/01/15	32,165	33,315,349
Sr. Unsec’d. Notes(c)	Baa1	4.750	08/01/15	17,925	18,778,947
Sr. Unsec’d. Notes	Baa1	4.875	01/15/13	15,000	15,334,410
Sr. Unsec’d. Notes, MTN	Baa1	4.900	05/01/13	9,100	9,371,462
Sr. Unsec’d. Notes(c)	Baa1	5.375	09/11/12	4,000	4,060,440
Sr. Unsec’d. Notes(c)	Baa1	5.625	10/14/16	12,304	13,081,453
Sr. Unsec’d. Notes, Ser. 1	Baa1	3.750	07/12/16	30,000	30,149,490
Sub. Notes	Baa2	4.750	08/15/13	7,000	7,209,888
Bank of America NA, Sub. Notes	A3	5.300	03/15/17	10,500	10,957,485
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN(c)	Aa3	1.200	02/20/15	15,990	16,009,284
Sr. Unsec’d. Notes, Ser. 001, MTN	Aa3	2.950	06/18/15	15,000	15,795,735
Bank of Nova Scotia (Canada), Sr. Unsec’d. Notes(c)	Aa1	2.550	01/12/17	17,100	17,532,066
Bank of Tokyo-Mitsubishi UFJ Ltd. (Japan), Notes, 144A(c)	Aa3	2.450	09/11/15	18,500	18,901,228
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes(c)	Aa3	5.200	07/10/14	7,050	7,471,780
Capital One Financial Corp., Sr. Unsec’d. Notes(c)	Baa1	3.150	07/15/16	20,250	20,721,056
Sr. Unsec’d. Notes	Baa1	5.250	02/21/17	11,913	12,718,057
Sr. Unsec’d. Notes	Baa1	7.375	05/23/14	10,409	11,522,472
Citigroup, Inc., Sr. Unsec’d. Notes(c)	A3	3.953	06/15/16	24,000	24,663,696
Sr. Unsec’d. Notes	A3	4.450	01/10/17	23,415	24,527,353
Sr. Unsec’d. Notes	A3	4.587	12/15/15	16,190	17,049,689
Sr. Unsec’d. Notes(c)	A3	4.750	05/19/15	29,925	31,506,177
Sr. Unsec’d. Notes(c)	A3	5.500	04/11/13	38,815	40,280,227
Sr. Unsec’d. Notes	A3	5.850	07/02/13	4,000	4,184,764
Sr. Unsec’d. Notes	A3	6.000	12/13/13	6,540	6,929,110
Sr. Unsec’d. Notes	A3	6.500	08/19/13	10,915	11,547,208
Sub. Notes	Baa1	4.875	05/07/15	2,000	2,073,560
Sub. Notes(c)	Baa1	5.000	09/15/14	35,280	36,536,991
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A, MTN	Aa2	3.750	10/15/14	12,445	13,042,049
Countrywide Financial Corp., Gtd. Notes, MTN(c)(d)	Baa1	5.800	06/07/12	10,182	10,262,397
Credit Suisse/NY (Switzerland), Sr. Unsec’d. Notes, MTN	Aa1	5.000	05/15/13	22,636	23,502,936
Sr. Unsec’d. Notes, MTN	Aa1	5.500	05/01/14	2,250	2,412,671
Deutsche Bank AG/London (Germany), Sr. Unsec’d. Notes	Aa3	2.375	01/11/13	5,000	5,040,200
Sr. Unsec’d. Notes, Ser. G, MTN	Aa3	4.875	05/20/13	12,500	12,965,813

FIA Card Services NA, Sub. Notes, MTN	A3	6.625	06/15/12	3,000	3,021,948
Sub. Notes	A3	7.125	11/15/12	6,375	6,534,668
Fifth Third Bancorp, Sr. Unsec’d. Notes	Baa1	3.625	01/25/16	7,565	7,967,345
Sr. Unsec’d. Notes	Baa1	6.250	05/01/13	430	452,273
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN(c)	A1	3.625	08/01/12	3,965	3,999,833
Sr. Unsec’d. Notes(c)	A1	3.625	02/07/16	63,214	63,196,047
Sr. Unsec’d. Notes, MTN	A1	3.700	08/01/15	21,620	22,001,485
Sr. Unsec’d. Notes	A1	4.750	07/15/13	11,000	11,387,640
Sr. Unsec’d. Notes(c)	A1	5.125	01/15/15	15,000	15,964,995
Sr. Unsec’d. Notes	A1	5.150	01/15/14	15,259	16,040,810
Sr. Unsec’d. Notes	A1	5.250	10/15/13	5,830	6,102,623
Sr. Unsec’d. Notes	A1	5.450	11/01/12	3,005	3,073,472
Sr. Unsec’d. Notes, MTN(c)	A1	6.000	05/01/14	12,500	13,400,575
HSBC Bank PLC (United Kingdom), Sr. Notes, 144A(c)	Aa2	1.625	08/12/13	5,000	4,989,095
Sr. Notes, 144A	Aa2	3.500	06/28/15	11,893	12,419,705
Sr. Unsec’d. Notes, 144A	Aa2	2.000	01/19/14	19,000	19,070,509
Sr. Unsec’d. Notes, 144A	Aa2	3.100	05/24/16	13,200	13,445,678
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	5.250	12/12/12	8,997	9,235,295
HSBC USA, Inc., Sr. Unsec’d. Notes	A1	2.375	02/13/15	30	30,206
JPMorgan Chase & Co., Sr. Unsec’d. Notes(c)	Aa3	3.150	07/05/16	28,725	29,611,568
Sr. Unsec’d. Notes	Aa3	3.400	06/24/15	10,000	10,477,370
Sr. Unsec’d. Notes(c)	Aa3	3.450	03/01/16	30,000	31,279,770
Sr. Unsec’d. Notes(c)	Aa3	3.700	01/20/15	23,175	24,436,879
Sr. Unsec’d. Notes, MTN(c)	Aa3	5.375	01/15/14	12,415	13,325,628
Sub. Notes	A1	5.125	09/15/14	34,861	37,356,385
Sub. Notes	A1	5.250	05/01/15	11,000	11,938,740
Sub. Notes	A1	5.750	01/02/13	20,437	21,168,767
Unsec’d. Notes, MTN	Aa3	1.875	03/20/15	11,200	11,228,594
KeyBank NA, Sub. Notes, MTN	Baa1	5.700	08/15/12	1,300	1,323,750
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes	A1	4.200	03/28/17	9,975	10,049,912
Gtd. Notes, 144A, MTN(c)	A1	4.375	01/12/15	23,900	24,500,249
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.450	02/05/13	15,220	15,650,209
Sr. Unsec’d. Notes, MTN(c)	Baa1	6.050	08/15/12	1,665	1,693,919
Morgan Stanley, Sr. Unsec’d. Notes(c)	A2	3.450	11/02/15	22,000	21,488,038
Sr. Unsec’d. Notes(c)	A2	3.800	04/29/16	10,000	9,734,110
Sr. Unsec’d. Notes	A2	4.000	07/24/15	17,000	16,918,043
Sr. Unsec’d. Notes(c)	A2	4.200	11/20/14	5,000	5,039,665
Sr. Unsec’d. Notes(c)	A2	4.750	03/22/17	10,000	10,003,330
Sr. Unsec’d. Notes(c)	A2	5.300	03/01/13	7,810	8,032,913
Sr. Unsec’d. Notes	A2	5.375	10/15/15	475	490,674
Sr. Unsec’d. Notes, MTN	A2	6.000	05/13/14	25,614	26,808,816
Sr. Unsec’d. Notes, MTN	A2	6.000	04/28/15	9,590	10,037,680
Sr. Unsec’d. Notes, MTN	A2	6.625	04/01/18	15,000	15,795,210
Sr. Unsec’d. Notes, Ser. G, MTN	A2	4.100	01/26/15	18,345	18,408,914
Sub. Notes(c)	A3	4.750	04/01/14	10,000	10,163,640
National City Bank, Sub. Notes	A3	4.625	05/01/13	3,350	3,478,469
Nordea Bank AB (Sweden), Sr. Notes, 144A	Aa2	3.125	03/20/17	15,400	15,416,031
Sr. Unsec’d. Notes, 144A(c)	Aa2	3.700	11/13/14	7,900	8,233,807
PNC Funding Corp., Gtd. Notes(c)	A3	2.700	09/19/16	21,950	22,616,731
Gtd. Notes	A3	3.000	05/19/14	5,575	5,793,484
Gtd. Notes	A3	3.625	02/08/15	4,575	4,863,632
Gtd. Notes	A3	4.250	09/21/15	6,500	7,097,448
Gtd. Notes	A3	5.400	06/10/14	3,630	3,956,853
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	4.200	05/13/14	3,850	4,037,969

Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	A2	3.250	01/11/14	4,245	4,305,130
Gtd. Notes(c)	A2	4.875	03/16/15	10,000	10,394,560
Gtd. Notes, 144A, MTN(c)	A2	4.875	08/25/14	5,250	5,455,921
Gtd. Notes, Ser. 2	A2	3.400	08/23/13	16,125	16,341,494
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa1	4.625	04/19/16	3,055	3,095,720
Standard Chartered PLC (United Kingdom), Sr. Unsec’d. Notes, 144A(c)	A2	3.200	05/12/16	10,000	10,192,990
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	Aa3	2.150	07/22/13	9,500	9,613,753
SunTrust Banks, Inc., Sr. Unsec’d. Notes	Baa1	5.250	11/05/12	610	624,968
Svenska Handelsbanken AB (Sweden), Gtd. Notes	Aa2	2.875	04/04/17	15,000	14,995,140
Sr. Unsec’d. Notes, 144A	Aa2	4.875	06/10/14	2,500	2,656,713
UBS AG (Switzerland), Notes, Ser. DPNT, MTN	Aa3	3.875	01/15/15	2,500	2,600,875
US Bancorp, Jr. Sub. Notes	A2	3.442	02/01/16	10,000	10,270,610
Sr. Unsec’d. Notes, MTN	Aa3	2.200	11/15/16	20,200	20,592,203
US Bank NA, Sub. Notes	Aa3	6.300	02/04/14	665	728,115
Wachovia Bank NA, Sub. Notes, MTN	A1	4.800	11/01/14	10,700	11,468,217
Sub. Notes, MTN	A1	4.875	02/01/15	47,675	51,384,782
Wachovia Corp., Sr. Unsec’d. Notes, MTN(c)	A2	5.500	05/01/13	14,100	14,808,158
Sr. Unsec’d. Notes, MTN(c)	A2	5.700	08/01/13	4,900	5,202,438
Sub. Notes	A3	5.250	08/01/14	7,650	8,233,955
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(c)	A2	1.250	02/13/15	5,000	4,979,595
Sr. Unsec’d. Notes(c)	A2	2.625	12/15/16	22,325	22,826,241
Sr. Unsec’d. Notes	A2	3.676	06/15/16	16,650	17,780,768
Sub. Notes(c)	A3	5.000	11/15/14	29,200	31,320,592
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes(c)	Aa2	4.200	02/27/15	5,000	5,370,075

					1,705,179,033

Brokerage — 0.1%
BlackRock, Inc., Sr. Unsec’d. Notes	A1	3.500	12/10/14	5,980	6,403,115
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	A2	4.950	06/01/14	2,150	2,331,918
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(e)	NR	5.250	02/06/12	1,520	444,600
Sr. Unsec’d. Notes, MTN(e)	NR	5.625	01/24/13	1,000	295,000
Sr. Unsec’d. Notes, MTN(e)	NR	6.000	07/19/12	900	263,250

					9,737,883

Building Materials & Construction — 0.1%
CRH America, Inc., Gtd. Notes	Baa1	5.300	10/15/13	2,000	2,099,666
Mohawk Industries, Inc., Sr. Unsec’d. Notes	Ba1	6.375	01/15/16	5,239	5,789,095

					7,888,761

Cable — 2.7%
AT&T Broadband LLC, Gtd. Notes	Baa1	8.375	03/15/13	4,780	5,125,336
CCH II LLC/CCH II Capital Corp., Gtd. Notes	B2	13.500	11/30/16	5,000	5,700,000

Comcast Corp., Gtd. Notes	Baa1	6.500	01/15/15	17,855	20,373,573
Comcast Holdings Corp., Gtd. Notes	Baa2	10.625	07/15/12	3,000	3,068,700
COX Communications, Inc., Sr. Unsec’d. Notes (original cost $2,059,317; purchased 12/11/09)(d)(f)	Baa2	4.625	06/01/13	1,950	2,037,245
Sr. Unsec’d. Notes (original cost $3,343,207; purchased 01/29/09-06/03/09)(d)(f)	Baa2	5.450	12/15/14	3,501	3,891,904
Sr. Unsec’d. Notes (original cost $4,505,440; purchased 8/17/10)(d)(f)	Baa2	5.500	10/01/15	4,000	4,534,124

Sr. Unsec’d. Notes (original cost $840,536; purchased 08/19/09)(d)(f)	Baa2	7.125	10/01/12	765	789,724
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.500	04/15/14	9,000	10,012,500
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes, 144A(c)	Baa2	2.400	03/15/17	14,850	14,718,221
Gtd. Notes	Baa2	3.500	03/01/16	22,950	24,103,398
Gtd. Notes	Baa2	3.550	03/15/15	1,560	1,647,409
Gtd. Notes(c)	Baa2	4.750	10/01/14	15,685	17,048,638
Gtd. Notes	Baa2	7.625	05/15/16	2,500	2,618,750
Echostar DBS Corp., Gtd. Notes(c)	Ba2	6.625	10/01/14	10,400	11,336,000
Time Warner Cable, Inc., Gtd. Notes(c)	Baa2	3.500	02/01/15	6,600	6,990,799
Gtd. Notes	Baa2	7.500	04/01/14	3,870	4,355,948
Gtd. Notes	Baa2	8.250	02/14/14	17,095	19,354,515
Videotron Ltee (Canada), Gtd. Notes	Ba1	9.125	04/15/18	8,700	9,613,500
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, Ser. 1	Ba2	9.500	08/15/16	21,900	24,692,250

					192,012,534

Capital Goods — 2.9%
3M Co., Sr. Unsec’d. Notes	Aa2	1.375	09/29/16	10,000	10,066,590
Case New Holland, Inc., Gtd. Notes	Ba2	7.750	09/01/13	6,000	6,390,000
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes(c)	A2	2.050	08/01/16	36,150	37,144,776
Sr. Unsec’d. Notes, MTN	A2	6.200	09/30/13	455	493,081
Clean Harbors, Inc., Sr. Sec’d. Notes	Ba2	7.625	08/15/16	3,000	3,157,500
Danaher Corp., Sr. Unsec’d. Notes	A2	2.300	06/23/16	9,475	9,814,432
Emerson Electric Co., Sr. Unsec’d. Notes	A2	4.125	04/15/15	3,000	3,264,498
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $5,439,482; purchased 01/04/11)(d)(f)	Baa1	2.250	01/10/14	5,450	5,484,994
Gtd. Notes, 144A (original cost $3,329,864; purchased 06/24/10)(d)(f)	Baa1	2.750	07/01/13	3,335	3,375,407
Gtd. Notes, 144A (original cost $3,519,014; purchased 03/12/12)(d)(f)	Baa1	2.750	03/15/17	3,520	3,516,413
Gtd. Notes, 144A (original cost $6,241,857; purchased 10/10/07-01/22/10)(d)(f)	Baa1	5.800	10/15/12	5,900	6,042,697
Gtd. Notes, 144A (original cost $815,000; purchased 05/08/09)(d)(f)	Baa1	5.900	11/15/15	1,000	1,123,905

Gtd. Notes, 144A (original cost $1,132,613; purchased 12/17/10)(d)(f)	Baa1	6.375	10/15/17	1,011	1,160,258
Federal Express Corp. 2012 Pass-Through Trust, Pass-thru Certs., 144A	A3	2.625	01/15/18	12,375	12,462,575
Illinois Tool Works, Inc., Sr. Unsec’d. Notes	A1	5.150	04/01/14	2,000	2,171,270
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	2.000	01/13/17	11,475	11,705,177
Sr. Unsec’d. Notes, MTN	A2	2.250	06/07/16	16,340	16,953,812
Sr. Unsec’d. Notes, MTN	A2	2.950	03/09/15	4,840	5,132,680
Sr. Unsec’d. Notes, MTN	A2	4.500	04/03/13	2,500	2,600,940
SPX Corp., Sr. Unsec’d. Notes	Ba2	7.625	12/15/14	7,850	8,713,500
Textron, Inc., Sr. Unsec’d. Notes	Baa3	6.200	03/15/15	6,000	6,580,980
Timken Co. (The), Sr. Unsec’d. Notes	Baa2	6.000	09/15/14	2,665	2,906,420
Tyco International Finance SA (Luxembourg), Gtd. Notes	A3	3.375	10/15/15	3,430	3,631,376
Gtd. Notes	A3	4.125	10/15/14	1,100	1,176,310
Waste Management, Inc., Gtd. Notes	Baa3	2.600	09/01/16	11,133	11,407,718
Gtd. Notes	Baa3	6.375	11/15/12	7,730	7,989,875
Gtd. Notes	Baa3	6.375	03/11/15	1,000	1,141,801

Xylem, Inc., Sr. Unsec’d. Notes, 144A	Baa2	3.550	09/20/16	20,030	20,679,533

					206,288,518

Chemicals — 1.8%
Ashland, Inc., Sr. Sec’d. Notes	Baa3	9.125	06/01/17	10,300	11,420,125
Chevron Phillips Chemical Co. LLC, Sr. Unsec’d. Notes, 144A(c)	Baa1	7.000	06/15/14	2,500	2,803,093
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	5.900	02/15/15	21,120	23,774,636
Sr. Unsec’d. Notes	Baa3	6.000	10/01/12	476	487,912
Sr. Unsec’d. Notes	Baa3	7.600	05/15/14	19,083	21,608,005
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	3.250	01/15/15	6,670	7,128,723
Sr. Unsec’d. Notes	A2	5.000	01/15/13	245	253,439
Eastman Chemical Co., Sr. Unsec’d. Notes	Baa2	3.000	12/15/15	3,950	4,096,324
Ecolab, Inc., Sr. Unsec’d. Notes	Baa1	3.000	12/08/16	29,965	31,157,337
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625	12/01/13	6,745	7,155,575
Lubrizol Corp., Gtd. Notes	Aa2	5.500	10/01/14	5,860	6,492,616
Potash Corp. of Saskatchewan, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	5.250	05/15/14	3,800	4,140,450
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	1.900	01/15/16	4,665	4,686,692
Sr. Unsec’d. Notes	Baa1	5.750	03/15/13	1,000	1,042,370

					126,247,297

Consumer — 1.0%
Clorox Co. (The), Sr. Unsec’d. Notes	Baa1	5.450	10/15/12	8,079	8,274,059
Colgate-Palmolive Co., Sr. Unsec’d. Notes, MTN	Aa3	1.300	01/15/17	23,375	23,394,331
Koninklijke Philips Electronics NV (Netherlands), Sr. Unsec’d. Notes	A3	4.625	03/11/13	1,000	1,035,252
Mattel, Inc., Sr. Unsec’d. Notes	Baa1	2.500	11/01/16	4,000	4,091,932
Procter & Gamble Co. (The), Sr. Unsec’d. Notes(c)	Aa3	1.450	08/15/16	10,625	10,727,595
Sr. Unsec’d. Notes	Aa3	3.500	02/15/15	2,000	2,146,324
VF Corp., Sr. Unsec’d. Notes	A3	5.950	11/01/17	15,915	18,735,472
Whirlpool Corp., Unsec’d. Notes, MTN	Baa3	8.600	05/01/14	3,000	3,365,889

					71,770,854

Electric — 6.3%
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	7.750	03/01/14	2,000	2,160,000
Alliant Energy Corp., Sr. Unsec’d. Notes	Baa1	4.000	10/15/14	2,000	2,114,580
Ameren Corp., Sr. Unsec’d. Notes	Baa3	8.875	05/15/14	5,000	5,671,200
American Electric Power Co., Inc., Sr. Unsec’d. Notes	Baa2	5.250	06/01/15	5,800	6,326,321
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa1	6.125	07/01/13	950	1,010,794

CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. U	A3	7.000	03/01/14	4,310	4,782,074
CenterPoint Energy, Inc., Sr. Unsec’d. Notes, Ser. B	Baa3	6.850	06/01/15	5,157	5,849,766
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes	Baa3	5.650	12/15/13	3,300	3,521,206
CMS Energy Corp., Sr. Unsec’d. Notes	Ba1	2.750	05/15/14	27,600	27,611,951
Sr. Unsec’d. Notes	Ba1	4.250	09/30/15	25,144	26,088,082
Commonwealth Edison Co., First Mtge. Bonds	A3	1.950	09/01/16	10,325	10,490,541
First Mtge. Bonds	A3	4.700	04/15/15	10,000	10,989,550

Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes(c)	A3	5.550	04/01/14	2,500	2,727,497
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375	04/15/13	1,500	1,572,898
Delmarva Power & Light Co., First Mtge. Bonds	A3	6.400	12/01/13	2,000	2,179,654
Detroit Edison Co. (The), Sr. Sec’d. Notes	A2	5.200	10/15/12	5,000	5,121,100
Sr. Sec’d. Notes	A2	6.400	10/01/13	1,000	1,075,439
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	1.950	08/15/16	10,100	10,238,946
Sr. Unsec’d. Notes	Baa2	2.250	09/01/15	5,000	5,173,770
Sr. Unsec’d. Notes, Ser. B	Baa2	6.250	06/30/12	2,000	2,026,802
DTE Energy Co., Sr. Unsec’d. Notes(a)	Baa2	1.180	06/03/13	5,800	5,821,750
Sr. Unsec’d. Notes	Baa2	7.625	05/15/14	1,550	1,744,071
Duke Energy Carolinas LLC, First Mtge. Bonds	A1	1.750	12/15/16	4,050	4,100,884
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	2.150	11/15/16	15,080	15,371,708
Sr. Unsec’d. Notes	Baa2	3.950	09/15/14	5,000	5,352,160
Sr. Unsec’d. Notes	Baa2	5.650	06/15/13	1,700	1,795,327
Sr. Unsec’d. Notes	Baa2	6.300	02/01/14	17,850	19,563,868
EDP Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	Ba1	5.375	11/02/12	4,500	4,502,250
ENEL Finance International SA (Netherlands), Gtd. Notes, 144A	A3	3.875	10/07/14	15,080	15,222,582
Gtd. Notes, 144A	A3	5.700	01/15/13	620	632,364
Entergy Corp., Sr. Unsec’d. Notes	Baa3	4.700	01/15/17	7,460	7,769,777
Entergy Louisiana LLC, First Mtge. Bonds	A3	1.875	12/15/14	3,545	3,607,739
Entergy Texas, Inc., First Mtge. Bonds	Baa2	3.600	06/01/15	2,475	2,564,300
Exelon Corp., Sr. Unsec’d. Notes	Baa2	4.900	06/15/15	11,718	12,781,819
FirstEnergy Solutions Corp., Gtd. Notes	Baa3	4.800	02/15/15	4,200	4,543,228
Great Plains Energy, Inc., Sr. Unsec’d. Notes	Baa3	2.750	08/15/13	3,330	3,386,950
Iberdrola Finance Ireland Ltd. (Ireland), Gtd. Notes, 144A	A3	3.800	09/11/14	11,025	11,314,704
Interstate Power & Light Co., Sr. Unsec’d. Notes	A3	3.300	06/15/15	3,200	3,378,496
LG&E and KU Energy LLC, Sr. Unsec’d. Notes	Baa2	2.125	11/15/15	17,800	17,873,318
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	3.150	07/15/12	5,000	5,034,885
National Rural Utilities Cooperative Finance Corp.(c)	A1	1.000	02/02/15	5,300	5,306,477
National Rural Utilities Cooperative Finance Corp.	A1	2.625	09/16/12	3,200	3,230,246
Nevada Power Co., Genl. Ref. Mtge., Ser. L	Baa2	5.875	01/15/15	23,350	26,253,409
Nextera Energy Capital Holdings, Inc., Gtd. Notes	Baa1	2.600	09/01/15	8,300	8,502,968
Gtd. Notes	Baa1	5.350	06/15/13	705	741,587
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	3.553	10/01/14	4,750	5,032,226
NRG Energy, Inc., Gtd. Notes(c)	B1	7.375	01/15/17	2,000	2,080,000
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	5.950	09/01/13	7,100	7,561,422
Sr. Sec’d. Notes	Baa1	6.375	05/01/12	4,202	4,219,541
Sr. Sec’d. Notes(c)	Baa1	6.375	01/15/15	3,000	3,396,222
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.250	12/01/13	13,500	14,707,602
PECO Energy Co., First Mtge. Bonds	A1	5.000	10/01/14	2,685	2,933,698
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.050	03/15/14	3,400	3,728,318

PSEG Power LLC, Gtd. Notes	Baa1	2.500	04/15/13	9,190	9,361,660
Gtd. Notes	Baa1	2.750	09/15/16	16,085	16,238,242
Southern California Edison Co., 1st Ref. Mort.	A1	5.750	03/15/14	2,425	2,657,548
Southern Co. (The), Sr. Unsec’d. Notes(c)	Baa1	1.950	09/01/16	20,455	20,782,955
Sr. Unsec’d. Notes	Baa1	4.150	05/15/14	1,500	1,602,558
Southwestern Electric Power Co., Sr. Unsec’d. Notes, Ser. D	Baa3	4.900	07/01/15	6,811	7,326,402
TECO Finance, Inc., Gtd. Notes	Baa3	4.000	03/15/16	4,000	4,251,724
Gtd. Notes, MTN	Baa3	6.572	11/01/17	2,000	2,339,342
Transalta Corp. (Canada), Sr. Unsec’d. Notes	Baa2	4.750	01/15/15	3,860	4,117,921
Virginia Electric and Power Co., Sr. Unsec’d. Notes	A3	5.100	11/30/12	900	926,934
Wisconsin Electric Power Co., Sr. Unsec’d. Notes	A2	6.000	04/01/14	435	480,263

					440,873,616

Energy — Integrated — 2.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(c)	A2	2.248	11/01/16	16,600	17,026,736
Gtd. Notes	A2	3.125	10/01/15	18,520	19,575,047
Gtd. Notes	A2	3.200	03/11/16	8,375	8,873,614
Gtd. Notes	A2	3.625	05/08/14	6,800	7,149,241
Gtd. Notes	A2	3.875	03/10/15	9,313	9,988,118
Gtd. Notes	A2	5.250	11/07/13	17,610	18,818,310
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.500	09/15/14	8,875	9,584,095
ConocoPhillips, Gtd. Notes	A1	4.600	01/15/15	2,300	2,536,086
ConocoPhillips Australia Funding Co., Gtd. Notes	A1	5.500	04/15/13	2,400	2,520,446
Hess Corp., Sr. Unsec’d. Notes	Baa2	7.000	02/15/14	9,680	10,702,469
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.250	06/15/12	2,707	2,734,720
PC Financial Partnership, Gtd. Notes	Baa2	5.000	11/15/14	1,598	1,746,074
Petro-Canada (Canada), Sr. Unsec’d. Notes	Baa2	4.000	07/15/13	4,000	4,150,480
Total Capital International SA (France), Gtd. Notes(c)	Aa1	1.500	02/17/17	25,245	24,567,778
Total Capital SA (France), Gtd. Notes	Aa1	3.000	06/24/15	10,000	10,381,520

					150,354,734

Energy — Other — 2.5%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	5.950	09/15/16	19,800	22,827,361
Sr. Unsec’d. Notes	Baa3	6.375	09/15/17	8,445	10,034,492
Sr. Unsec’d. Notes	Baa3	7.625	03/15/14	9,500	10,593,317
Cameron International Corp., Sr. Unsec’d. Notes(a)	Baa1	1.414	06/02/14	15,425	15,445,932
Sr. Unsec’d. Notes	Baa1	6.375	07/15/18	4,309	5,089,097
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	Baa1	5.150	02/01/13	880	912,253
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	2.400	07/15/16	2,000	2,054,668
Sr. Unsec’d. Notes(c)	Baa1	5.625	01/15/14	9,843	10,684,872
EnCana Holdings Finance Corp. (Canada), Gtd. Notes	Baa2	5.800	05/01/14	5,495	5,992,682
Forest Oil Corp., Gtd. Notes(c)	B1	8.500	02/15/14	4,500	4,815,000
Marathon Petroleum Corp., Sr. Unsec’d. Notes	Baa2	3.500	03/01/16	4,300	4,479,963
Nabors Industries, Inc., Gtd. Notes	Baa2	5.375	08/15/12	550	557,500
Gtd. Notes	Baa2	6.150	02/15/18	7,805	9,107,608

Noble Holding International Ltd. (Cayman Islands), Gtd. Notes	Baa1	2.500	03/15/17	3,095	3,120,509
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A2	1.750	02/15/17	17,285	17,477,105
Phillips 66, Gtd. Notes, 144A	Baa1	2.950	05/01/17	6,430	6,535,465
Schlumberger Norge AS (Norway), Gtd. Notes, 144A	A1	1.950	09/14/16	9,210	9,319,194
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	5.050	12/15/16	14,050	15,046,510
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.150	03/15/13	912	940,940
Gtd. Notes	Baa2	5.500	02/15/16	4,850	5,368,984
Weatherford International, Inc., Gtd. Notes	Baa2	6.350	06/15/17	10,350	11,951,549
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	4.500	11/10/14	4,800	5,095,186

					177,450,187

Foods — 5.6%
Anheuser-Busch Cos. LLC, Gtd. Notes	A3	5.050	10/15/16	6,215	7,069,078
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	1.500	07/14/14	6,450	6,544,647
Gtd. Notes	A3	3.000	10/15/12	1,600	1,620,754
Gtd. Notes(c)	A3	5.375	11/15/14	33,000	36,644,685
ARAMARK Corp., Gtd. Notes(c)	B3	8.500	02/01/15	10,000	10,250,100
Beam, Inc., Sr. Unsec’d. Notes	Baa2	6.375	06/15/14	404	444,293
Bottling Group LLC, Gtd. Notes	Aa3	6.950	03/15/14	3,300	3,699,689
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350	04/15/14	4,400	4,666,697
Gtd. Notes	Baa2	5.875	05/15/13	11,325	11,821,397
Cargill, Inc., Unsec’d. Notes, 144A (original cost $8,084,286; purchased 02/21/12)(c)(d)(f)	A2	1.900	03/01/17	8,100	8,072,784
Coca-Cola Co. (The), Sr. Unsec’d. Notes	Aa3	1.800	09/01/16	14,600	14,910,454
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	2.125	09/15/15	10,000	10,224,100
Coca-Cola Refreshments USA, Inc., Sr. Unsec’d. Notes	A+(b)	4.250	03/01/15	3,230	3,524,689
Sr. Unsec’d. Notes	A+(b)	7.375	03/03/14	1,000	1,125,072
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.875	04/15/14	6,000	6,553,632
Darden Restaurants, Inc., Sr. Unsec’d. Notes	Baa2	5.625	10/15/12	7,180	7,352,227
Delhaize Group (Belgium), Gtd. Notes	Baa3	5.875	02/01/14	11,263	12,110,924
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	5.200	01/30/13	4,045	4,199,871
Gtd. Notes(c)	A3	7.375	01/15/14	12,195	13,600,742
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa1	2.350	12/21/12	9,250	9,356,347
Gtd. Notes	Baa1	2.900	01/15/16	5,350	5,559,688
Gtd. Notes	Baa1	6.120	05/01/13	1,000	1,057,626

General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.200	03/17/15	1,000	1,112,733
Sr. Unsec’d. Notes	Baa1	5.250	08/15/13	1,210	1,284,113
Sr. Unsec’d. Notes	Baa1	5.650	09/10/12	2,981	3,046,645
Sr. Unsec’d. Notes, MTN	Baa1	8.022	02/05/13	3,000	3,166,344
Hershey Co. (The), Sr. Unsec’d. Notes	A2	5.000	04/01/13	575	597,826
H.J. Heinz Co., Sr. Unsec’d. Notes	Baa2	2.000	09/12/16	6,000	6,114,846
Sr. Unsec’d. Notes	Baa2	5.350	07/15/13	1,100	1,166,279
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes(c)(d)	B1	11.625	05/01/14	5,000	5,825,000

Kellogg Co., Sr. Unsec’d. Notes	Baa1	5.125	12/03/12	1,265	1,303,508
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	4.125	02/09/16	10,250	11,138,962
Sr. Unsec’d. Notes	Baa2	6.000	02/11/13	16,685	17,431,554
Sr. Unsec’d. Notes	Baa2	6.250	06/01/12	1,315	1,326,324
Sr. Unsec’d. Notes	Baa2	6.750	02/19/14	1,000	1,104,986
Unsec’d. Notes	Baa2	5.250	10/01/13	15,750	16,748,786
Kroger Co. (The), Gtd. Notes	Baa2	5.000	04/15/13	2,570	2,678,436
Gtd. Notes	Baa2	6.200	06/15/12	4,750	4,800,483
Gtd. Notes	Baa2	7.500	01/15/14	9,385	10,462,605
McCormick & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	5.250	09/01/13	1,150	1,218,036
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	Baa1	3.500	11/01/14	13,335	13,900,737
Nabisco, Inc., Sr. Unsec’d. Notes	Baa2	7.550	06/15/15	4,393	5,194,397
PepsiAmericas, Inc., Gtd. Notes	Aa3	4.375	02/15/14	1,000	1,063,329
PepsiCo, Inc., Sr. Unsec’d. Notes(c)	Aa3	2.500	05/10/16	12,000	12,547,572
SABMiller Holdings, Inc., Gtd. Notes, 144A	Baa1	2.450	01/15/17	30,990	31,378,708
SABMiller PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Baa1	5.500	08/15/13	1,643	1,735,314
Safeway, Inc., Sr. Unsec’d. Notes	Baa3	5.800	08/15/12	2,845	2,892,065
Sr. Unsec’d. Notes(c)	Baa3	6.250	03/15/14	4,020	4,423,648
Sara Lee Corp., Sr. Unsec’d. Notes	Baa1	3.875	06/15/13	13,405	13,407,493
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba2	10.000	07/15/14	6,500	7,605,000
SUPERVALU, Inc., Sr. Unsec’d. Notes(c)	B2	7.500	11/15/14	1,750	1,780,625
Tesco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	A3	2.000	12/05/14	11,350	11,540,305
Woolworths Ltd. (Australia), Sr. Unsec’d. Notes, 144A	A3	2.550	09/22/15	6,810	6,979,494
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	4.250	09/15/15	2,500	2,712,023
Sr. Unsec’d. Notes	Baa3	7.700	07/01/12	4,325	4,401,384

					392,499,056

Gaming — 0.4%
MGM Resorts International, Gtd. Notes	B3	6.750	09/01/12	10,000	10,168,750
Sr. Sec’d. Notes	Ba2	13.000	11/15/13	14,153	16,399,789
Pinnacle Entertainment, Inc., Gtd. Notes(c)	B1	8.625	08/01/17	2,500	2,725,000

					29,293,539

Healthcare & Pharmaceutical — 5.7%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	2.700	05/27/15	11,040	11,624,899
AmerisourceBergen Corp., Gtd. Notes	Baa2	5.625	09/15/12	5,600	5,721,100
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	1.875	11/15/14	7,000	7,161,623
Sr. Unsec’d. Notes	Baa1	2.300	06/15/16	27,975	28,558,195
Aristotle Holding, Inc., Gtd. Notes, 144A(c)	Baa3	2.100	02/12/15	6,675	6,757,263
Baxter International, Inc., Sr. Unsec’d. Notes	A3	1.850	01/15/17	6,765	6,851,186
Sr. Unsec’d. Notes	A3	4.000	03/01/14	1,990	2,117,083
Becton Dickinson And Co., Sr. Unsec’d. Notes	A2	1.750	11/08/16	13,915	14,079,976
Biogen Idec, Inc., Sr. Unsec’d. Notes	Baa2	6.000	03/01/13	10,870	11,356,443
Boston Scientific Corp., Sr. Unsec’d. Notes	Baa3	4.500	01/15/15	9,850	10,566,233
Sr. Unsec’d. Notes	Baa3	5.450	06/15/14	9,870	10,671,789

Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa3	5.500	06/15/13	3,250	3,422,845
Sr. Unsec’d. Notes	Baa3	5.650	06/15/12	7,865	7,934,692
CareFusion Corp., Sr. Unsec’d. Notes	Baa3	4.125	08/01/12	4,690	4,735,390
Sr. Unsec’d. Notes	Baa3	5.125	08/01/14	16,475	17,823,199
Celgene Corp., Sr. Unsec’d. Notes	Baa2	2.450	10/15/15	6,840	6,989,988
Covidien International Finance SA (Luxembourg), Gtd. Notes	Baa1	5.450	10/15/12	2,400	2,460,372
Express Scripts, Inc., Gtd. Notes	Baa3	3.125	05/15/16	7,300	7,601,527
Gtd. Notes	Baa3	5.250	06/15/12	12,750	12,858,362
Gtd. Notes	Baa3	6.250	06/15/14	8,812	9,687,331
Genzyme Corp., Gtd. Notes	A2	3.625	06/15/15	7,200	7,782,293
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	2.400	12/01/14	5,840	6,041,754
Sr. Unsec’d. Notes	Baa1	3.050	12/01/16	19,700	20,613,647
HCA, Inc., Sr. Unsec’d. Notes	B3	6.300	10/01/12	5,000	5,075,000
Hospira, Inc., Sr. Unsec’d. Notes	Baa3	5.900	06/15/14	5,420	5,850,321
Sr. Unsec’d. Notes, Ser. G	Baa3	6.400	05/15/15	2,200	2,413,418
Life Technologies Corp., Sr. Unsec’d. Notes(c)	Baa3	3.500	01/15/16	14,150	14,697,534
Sr. Unsec’d. Notes	Baa3	4.400	03/01/15	4,500	4,809,388
McKesson Corp., Sr. Unsec’d. Notes(c)	Baa2	3.250	03/01/16	2,310	2,474,516
Sr. Unsec’d. Notes	Baa2	5.250	03/01/13	2,765	2,880,989
Sr. Unsec’d. Notes	Baa2	6.500	02/15/14	5,910	6,499,629
Medco Health Solutions, Inc., Sr. Unsec’d. Notes	Baa3	2.750	09/15/15	3,355	3,449,021
Sr. Unsec’d. Notes	Baa3	6.125	03/15/13	11,782	12,344,590
Sr. Unsec’d. Notes	Baa3	7.250	08/15/13	2,000	2,145,352
Medtronic, Inc., Sr. Unsec’d. Notes	A1	3.000	03/15/15	9,770	10,348,951
Sr. Unsec’d. Notes	A1	4.500	03/15/14	1,000	1,071,787
Novartis Capital Corp., Gtd. Notes(c)	Aa2	2.900	04/24/15	10,000	10,655,760
Pfizer, Inc., Sr. Unsec’d. Notes	A1	5.350	03/15/15	2,300	2,600,173
Roche Holdings, Inc., Gtd. Notes, 144A	A1	5.000	03/01/14	2,012	2,168,592
Sanofi-Aventis SA (France), Sr. Unsec’d. Notes(c)	A2	2.625	03/29/16	9,380	9,821,507
St. Jude Medical, Inc., Sr. Unsec’d. Notes	Baa1	3.750	07/15/14	4,700	4,976,628
Stryker Corp., Sr. Unsec’d. Notes(c)	A3	2.000	09/30/16	8,085	8,287,513
Teva Pharmaceutical Finance Co. BV (Curacao), Gtd. Notes	A3	2.400	11/10/16	18,420	18,862,983
Teva Pharmaceutical Finance Co. LLC, Gtd. Notes	A3	5.550	02/01/16	5,000	5,665,735
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	A3	2.150	12/28/12	1,180	1,189,900
Sr. Unsec’d. Notes(c)	A3	2.250	08/15/16	24,450	25,303,476
Sr. Unsec’d. Notes	A3	3.200	03/01/16	6,385	6,802,502

Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	5.000	08/15/14	4,000	4,282,532

					398,094,987

Healthcare Insurance — 1.4%
Aetna, Inc., Sr. Unsec’d. Notes(c)	Baa1	6.000	06/15/16	20,370	23,534,337
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	2.750	11/15/16	20,415	20,669,636
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	5.950	03/15/17	7,730	8,743,697
Sr. Unsec’d. Notes	Baa3	6.300	08/15/14	10,575	11,599,390

Humana, Inc., Sr. Unsec’d. Notes	Baa3	6.450	06/01/16	3,500	3,980,032
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(c)	A3	1.875	11/15/16	7,350	7,419,200
Sr. Unsec’d. Notes	A3	4.875	02/15/13	921	954,231
Sr. Unsec’d. Notes	A3	4.875	04/01/13	4,150	4,322,304
Sr. Unsec’d. Notes	A3	5.500	11/15/12	4,000	4,122,160
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	6.000	02/15/14	12,833	13,970,286
Sr. Unsec’d. Notes	Baa1	6.800	08/01/12	738	752,837

					100,068,110

Insurance — 3.0%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	Baa1	7.500	08/01/16	5,090	5,829,414
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	5.000	08/15/14	3,795	4,136,763
Sr. Unsec’d. Notes	A3	6.200	05/16/14	1,750	1,942,913
Allstate Life Global Funding Trusts, Sr. Sec’d. Notes, MTN(c)	A1	5.375	04/30/13	5,875	6,170,536
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	3.650	01/15/14	6,845	6,971,708
Sr. Unsec’d. Notes(c)	Baa1	3.800	03/22/17	8,700	8,809,237
Sr. Unsec’d. Notes	Baa1	4.250	05/15/13	4,500	4,599,464
Sr. Unsec’d. Notes	Baa1	4.875	09/15/16	9,375	9,916,500
Sr. Unsec’d. Notes	Baa1	5.050	10/01/15	5,000	5,326,375
Sr. Unsec’d. Notes, MTN(c)	Baa1	5.600	10/18/16	2,500	2,707,395
AON Corp., Sr. Unsec’d. Notes	Baa2	3.125	05/27/16	4,665	4,840,325
Sr. Unsec’d. Notes	Baa2	3.500	09/30/15	7,315	7,666,332
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750	12/01/14	5,180	5,544,154
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	4.600	05/15/13	1,000	1,044,816
Gtd. Notes	Aa2	5.000	08/15/13	1,325	1,403,351
Chubb Corp. (The), Sr. Unsec’d. Notes	A2	5.200	04/01/13	570	595,724
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	6.150	10/15/15	4,639	4,963,349
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes(c)	Baa3	4.000	03/30/15	16,425	16,983,466
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	7.250	09/01/12	4,800	4,914,926
Sr. Unsec’d. Notes, 144A	Baa2	5.750	03/15/14	4,955	5,222,520
Sr. Unsec’d. Notes, 144A	Baa2	6.700	08/15/16	3,135	3,415,394
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300	06/15/15	7,135	7,548,252
Sr. Unsec’d. Notes(c)	Baa2	4.750	02/15/14	3,255	3,397,898
Sr. Unsec’d. Notes	Baa2	5.650	08/27/12	7,800	7,943,395
Massmutual Global Funding II, Sr. Sec’d. Notes, 144A	Aa2	2.875	04/21/14	5,000	5,155,690
Sr. Sec’d. Notes, 144A	Aa2	3.625	07/16/12	2,750	2,771,698
MetLife, Inc., Sr. Unsec’d. Notes(c)	A3	2.375	02/06/14	8,730	8,946,836
Sr. Unsec’d. Notes	A3	5.000	06/15/15	5,000	5,529,995
Sr. Unsec’d. Notes(c)	A3	5.500	06/15/14	1,500	1,634,358
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A	Aa3	2.500	09/29/15	6,645	6,845,613
Sr. Sec’d. Notes, 144A	Aa3	2.875	09/17/12	10,000	10,092,670
Sr. Sec’d. Notes, 144A, MTN	Aa3	5.125	04/10/13	9,500	9,930,132
New York Life Global Funding, Sr. Sec’d. Notes, 144A	Aaa	3.000	05/04/15	1,275	1,342,036
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.350	04/01/13	6,840	7,083,613
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.300	04/24/13	500	522,321
TIAA Global Markets, Inc., Sr. Unsec’d. Notes, 144A, MTN	Aa1	5.125	10/10/12	3,550	3,631,728
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	A2	5.375	06/15/12	925	933,983
Sr. Unsec’d. Notes	A2	5.500	12/01/15	3,855	4,371,477

Willis Group Holdings PLC (Ireland), Gtd. Notes	Baa3	4.125	03/15/16	4,065	4,132,020
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250	09/15/14	6,300	6,673,571

					211,491,948

Lodging — 0.9%
Host Hotels & Resorts LP, Gtd. Notes(c)	BB+(b)	6.875	11/01/14	4,750	4,845,000
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	4.625	06/15/12	10,700	10,764,489
Sr. Unsec’d. Notes(c)	Baa2	6.375	06/15/17	5,000	5,839,765
Sr. Unsec’d. Notes, Ser. J	Baa2	5.625	02/15/13	4,845	5,031,712
Sheraton Holding Corp., Gtd. Notes	Baa3	7.375	11/15/15	16,528	19,007,200
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Baa3	6.250	02/15/13	1,046	1,087,840
Sr. Unsec’d. Notes	Baa3	7.875	10/15/14	6,000	6,862,500
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	2.950	03/01/17	12,000	11,895,828

					65,334,334

Media & Entertainment — 2.5%
Belo Corp., Gtd. Notes	Ba1	8.000	11/15/16	2,500	2,750,000
Sr. Unsec’d. Notes	Ba3	6.750	05/30/13	10,000	10,412,500
CBS Corp., Gtd. Notes	Baa2	8.200	05/15/14	12,728	14,519,084
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375	04/01/12	4,000	4,000,328
Lamar Media Corp., Gtd. Notes	Ba3	9.750	04/01/14	8,000	9,000,000
NBC Universal Media LLC, Sr. Unsec’d. Notes	Baa2	2.100	04/01/14	7,830	7,996,074
Sr. Unsec’d. Notes(c)	Baa2	2.875	04/01/16	7,937	8,248,019
Sr. Unsec’d. Notes	Baa2	3.650	04/30/15	22,785	24,316,927
News America Holdings, Inc., Gtd. Notes	Baa1	8.000	10/17/16	17,865	21,931,360
Nielsen Finance LLC / Nielsen Finance Co., Gtd. Notes	B2	11.500	05/01/16	3,000	3,457,500
Gtd. Notes(c)	B2	11.625	02/01/14	3,000	3,465,000
Time Warner, Inc., Gtd. Notes	Baa2	3.150	07/15/15	13,200	13,978,998
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	1.250	02/27/15	9,250	9,240,528
Sr. Unsec’d. Notes(c)	Baa1	2.500	12/15/16	9,025	9,237,638
Sr. Unsec’d. Notes	Baa1	4.250	09/15/15	4,195	4,536,125
Sr. Unsec’d. Notes	Baa1	4.375	09/15/14	16,850	18,166,861
Vivendi SA (France), Sr. Unsec’d. Notes, 144A	Baa2	5.750	04/04/13	6,800	7,053,565

					172,310,507

Metals — 3.2%
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	Baa1	2.150	09/27/13	875	882,936
Gtd. Notes, 144A	Baa1	9.375	04/08/14	5,080	5,846,750
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(c)	Baa3	3.750	03/01/16	6,330	6,324,816
Sr. Unsec’d. Notes(c)	Baa3	4.500	02/25/17	26,370	26,447,159
Sr. Unsec’d. Notes	Baa3	5.375	06/01/13	10,300	10,689,989
Sr. Unsec’d. Notes	Baa3	9.000	02/15/15	2,395	2,753,924
Arch Western Finance LLC, Sr. Sec’d. Notes	B1	6.750	07/01/13	8,969	8,980,211
Barrick Gold Financeco LLC, Gtd. Notes, MTN	Baa1	6.125	09/15/13	10,130	10,865,175
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	1.625	02/24/17	14,645	14,571,760
Gtd. Notes	A1	1.875	11/21/16	17,250	17,405,284
Gtd. Notes	A1	5.500	04/01/14	10,900	11,922,071
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A(c)	B1	7.000	11/01/15	6,000	6,120,000
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes(c)	Baa3	2.150	03/01/17	11,150	11,045,948

Metals USA, Inc., Sr. Sec’d. Notes	B2	11.125	12/01/15	7,600	7,923,000
Noranda, Inc. (Canada), Gtd. Notes	Baa2	7.250	07/15/12	2,490	2,535,990
Nucor Corp., Sr. Unsec’d. Notes	A2	5.000	06/01/13	750	784,650
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	A-(b)	4.500	05/15/13	8,200	8,547,139
Sr. Unsec’d. Notes	A-(b)	4.875	09/15/12	3,850	3,925,067
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes(c)	A3	2.500	05/20/16	4,235	4,389,319
Gtd. Notes	A3	8.950	05/01/14	26,975	31,271,713
Xstrata Canada Corp. (Canada), Gtd. Notes	Baa2	7.350	06/05/12	5,460	5,520,546
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.850	11/10/14	23,375	23,799,397

					222,552,844

Non-Captive Finance — 3.3%
CIT Group, Inc., Gtd. Notes, 144A	B1	7.000	05/02/17	6,000	6,015,000
Sr. Unsec’d. Notes, 144A(c)	B1	4.750	02/15/15	10,000	10,088,260
GATX Corp., Sr. Unsec’d. Notes	Baa1	4.750	10/01/12	2,550	2,590,757
General Electric Capital Corp., Sr. Unsec’d. Notes(c)	Aa2	2.100	01/07/14	20,000	20,414,800
Sr. Unsec’d. Notes, MTN(c)	Aa2	2.250	11/09/15	10,500	10,791,081
Sr. Unsec’d. Notes, MTN(c)	Aa2	2.800	01/08/13	10,000	10,169,730
Sr. Unsec’d. Notes(c)	Aa2	2.900	01/09/17	10,250	10,632,920
Sr. Unsec’d. Notes, MTN	Aa2	3.350	10/17/16	44,558	47,269,310
Sr. Unsec’d. Notes, MTN	Aa2	4.800	05/01/13	16,000	16,698,064
Sr. Unsec’d. Notes, MTN(c)	Aa2	4.875	03/04/15	16,700	18,349,643
Sr. Unsec’d. Notes	Aa2	5.900	05/13/14	16,000	17,586,128
Sr. Unsec’d. Notes, Ser. G, MTN	Aa2	5.250	10/19/12	4,000	4,100,320
International Lease Finance Corp., Sr. Sec’d. Notes, 144A(c)	Ba3	6.500	09/01/14	1,910	2,017,437
Sr. Unsec’d. Notes	B1	5.750	05/15/16	3,750	3,745,796
Sr. Unsec’d. Notes, MTN	B1	6.375	03/25/13	1,750	1,798,125
SLM Corp., Sr. Notes, MTN	Ba1	6.250	01/25/16	3,490	3,629,600
Sr. Unsec’d. Notes, MTN	Ba1	5.050	11/14/14	3,000	3,074,328
Sr. Unsec’d. Notes, MTN	Ba1	5.125	08/27/12	9,420	9,490,593
Sr. Unsec’d. Notes, Ser. A, MTN	Ba1	5.000	10/01/13	4,150	4,243,375
Sr. Unsec’d. Notes, Ser. A, MTN(c)	Ba1	5.000	04/15/15	12,310	12,527,702
Sr. Unsec’d. Notes, Ser. A, MTN	Ba1	5.375	01/15/13	6,165	6,288,442
Unsec’d. Notes, MTN(c)	Ba1	6.000	01/25/17	9,565	9,851,950

					231,373,361

Packaging — 0.3%
Bemis Co., Inc., Sr. Unsec’d. Notes	Baa1	5.650	08/01/14	3,775	4,133,561
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	B1	5.625	07/15/13	15,000	15,479,175

					19,612,736

Paper — 0.3%
International Paper Co., Sr. Unsec’d. Notes	Baa3	5.250	04/01/16	4,500	4,965,174
Sr. Unsec’d. Notes(c)	Baa3	7.400	06/15/14	3,000	3,351,381
Sr. Unsec’d. Notes	Baa3	7.950	06/15/18	10,026	12,598,421

					20,914,976

Pipelines & Other — 1.4%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa1	4.950	10/15/14	950	1,034,102
Sr. Unsec’d. Notes	Baa1	5.125	01/15/13	5,000	5,170,430
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	Baa2	9.700	12/01/13	2,620	2,929,972
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	8.500	04/15/14	2,005	2,265,708
Enterprise Products Operating LLC, Gtd. Notes	Baa2	3.700	06/01/15	5,000	5,345,040
Gtd. Notes	Baa2	4.600	08/01/12	8,075	8,182,107
Gtd. Notes, Ser. M	Baa2	5.650	04/01/13	5,000	5,221,915

Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.500	03/01/16	14,961	15,758,915
Sr. Unsec’d. Notes	Baa2	5.625	02/15/15	3,600	3,995,824
Sr. Unsec’d. Notes	Baa2	5.850	09/15/12	1,050	1,071,722
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	6.450	06/01/14	5,000	5,510,285
NiSource Finance Corp., Gtd. Notes	Baa3	6.150	03/01/13	273	285,184
ONEOK Partners LP, Gtd. Notes	Baa2	5.900	04/01/12	600	600,073
Plains All American Pipeline LP/PAA Finance Corp., Gtd. Notes	Baa2	4.250	09/01/12	5,275	5,339,049
Sempra Energy, Sr. Unsec’d. Notes	Baa1	2.000	03/15/14	8,710	8,889,748
Sr. Unsec’d. Notes(c)	Baa1	2.300	04/01/17	12,390	12,540,898
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	A3	4.000	06/15/13	2,750	2,859,398
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes, Ser. B	Baa1	8.875	07/15/12	1,000	1,022,205
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	3.800	02/15/15	8,300	8,819,597

					96,842,172

Railroads — 0.6%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	4.875	01/15/15	5,000	5,478,440
Sr. Unsec’d. Notes	A3	5.900	07/01/12	445	450,706
Sr. Unsec’d. Notes	A3	6.875	02/15/16	2,000	2,302,592
Sr. Unsec’d. Notes	A3	7.000	02/01/14	5,000	5,552,890
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	A3	4.400	03/15/13	7,150	7,408,830
CSX Corp., Sr. Unsec’d. Notes	Baa3	5.300	02/15/14	4,000	4,314,616
Sr. Unsec’d. Notes	Baa3	5.750	03/15/13	675	705,606
Sr. Unsec’d. Notes	Baa3	6.250	04/01/15	2,000	2,305,122
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.257	09/17/14	3,000	3,302,652
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	5.125	02/15/14	3,000	3,226,296
Sr. Unsec’d. Notes	Baa2	5.450	01/31/13	4,145	4,308,417

					39,356,167

Real Estate Investment Trusts — 1.6%
Brandywine Operating Partnership LP, Gtd. Notes	Baa3	5.750	04/01/12	163	163,011
Camden Property Trust, Sr. Unsec’d. Notes	Baa1	5.875	11/30/12	4,575	4,689,137
Duke Realty LP, Sr. Unsec’d. Notes	Baa2	6.250	05/15/13	3,000	3,146,565
Sr. Unsec’d. Notes(c)	Baa2	7.375	02/15/15	4,535	5,094,492
ERP Operating LP, Sr. Unsec’d. Notes	Baa1	5.500	10/01/12	6,810	6,961,931
HCP, Inc., Sr. Unsec’d. Notes(c)	Baa2	2.700	02/01/14	3,565	3,614,710
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	6.750	02/15/13	13,000	13,178,815
Sr. Unsec’d. Notes	Baa2	7.875	08/15/14	3,300	3,619,100
Kilroy Realty LP, Gtd. Notes	Baa3	5.000	11/03/15	2,675	2,850,039
Liberty Property LP, Sr. Unsec’d. Notes	Baa1	5.650	08/15/14	7,955	8,465,266
Sr. Unsec’d. Notes	Baa1	6.375	08/15/12	1,350	1,373,445
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	4.600	06/15/13	8,495	8,660,576
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450	06/01/12	3,890	3,914,258
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	5.500	11/15/15	6,500	7,062,620
Sr. Unsec’d. Notes	Baa1	5.950	09/15/16	1,700	1,886,968
Simon Property Group LP, Sr. Unsec’d. Notes	A3	2.800	01/30/17	1,685	1,725,319
Sr. Unsec’d. Notes	A3	4.200	02/01/15	2,280	2,440,704
Sr. Unsec’d. Notes	A3	5.100	06/15/15	4,000	4,407,440

Sr. Unsec’d. Notes	A3	5.250	12/01/16	5,800	6,559,220
Sr. Unsec’d. Notes	A3	5.750	12/01/15	5,088	5,737,361
Sr. Unsec’d. Notes	A3	6.125	05/30/18	1,620	1,907,322
Sr. Unsec’d. Notes	A3	6.750	05/15/14	4,975	5,507,768
Ventas Realty LP / Ventas Capital Corp., Gtd. Notes	Baa2	3.125	11/30/15	2,830	2,903,540
WEA Finance LLC / Wt Finance AUST Pty Ltd., Gtd. Notes, 144A	A2	7.500	06/02/14	5,043	5,569,111

					111,438,718

Retailers — 2.2%
AutoZone, Inc., Sr. Unsec’d. Notes	Baa2	5.750	01/15/15	8,424	9,332,907
CVS Caremark Corp., Sr. Unsec’d. Notes(c)	Baa2	3.250	05/18/15	17,500	18,548,372
Sr. Unsec’d. Notes	Baa2	4.875	09/15/14	2,000	2,195,674
Sr. Unsec’d. Notes	Baa2	6.125	08/15/16	14,476	16,977,583
CVS Pass-Through Trust, Pass-thru Certs., 144A	Baa2	6.117	01/10/13	5,538	5,697,313
Home Depot, Inc. (The), Sr. Unsec’d. Notes(c)	A3	5.250	12/16/13	10,280	11,100,365
Sr. Unsec’d. Notes(c)	A3	5.400	03/01/16	8,256	9,527,391
J.C. Penney Corp., Inc., Sr. Unsec’d. Notes(c)	Ba1	9.000	08/01/12	8,975	9,188,156
Macy’s Retail Holdings, Inc., Gtd. Notes	Baa3	5.750	07/15/14	8,471	9,285,402
Gtd. Notes	Baa3	5.875	01/15/13	3,437	3,560,893
Gtd. Notes	Baa3	5.900	12/01/16	12,789	14,676,030
Nordstrom, Inc., Sr. Unsec’d. Notes	Baa1	6.750	06/01/14	13,433	15,131,025
Susser Holdings LLC/Susser Finance Corp., Gtd. Notes	B2	8.500	05/15/16	2,725	2,990,688
Target Corp., Unsec’d. Notes(c)	A2	5.875	07/15/16	4,300	5,076,645
TJX Cos., Inc., Sr. Unsec’d. Notes(c)	A3	4.200	08/15/15	7,140	7,793,103
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(c)(g)	Aa2	1.500	10/25/15	16,530	16,867,179

					157,948,726

Technology — 3.0%
Amphenol Corp., Sr. Unsec’d. Notes	Baa2	4.750	11/15/14	3,550	3,856,244
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375	11/01/15	1,625	1,672,980
Broadcom Corp., Sr. Unsec’d. Notes	A2	1.500	11/01/13	4,735	4,788,401
CA, Inc., Sr. Unsec’d. Notes	Baa2	6.125	12/01/14	7,000	7,728,742
Dell, Inc., Sr. Unsec’d. Notes	A2	2.100	04/01/14	365	374,225
Sr. Unsec’d. Notes	A2	3.375	06/15/12	9,000	9,046,872
Electronic Data Systems LLC, Sr. Unsec’d. Notes, Ser. B	A3	6.000	08/01/13	4,000	4,251,120
Equifax, Inc., Sr. Unsec’d. Notes	Baa1	4.450	12/01/14	2,400	2,546,431
Fiserv, Inc., Gtd. Notes	Baa2	3.125	10/01/15	1,670	1,724,146
Gtd. Notes	Baa2	3.125	06/15/16	7,200	7,357,284
Hewlett-Packard Co., Sr. Unsec’d. Notes(c)	A3	2.350	03/15/15	15,000	15,285,135
Sr. Unsec’d. Notes(c)	A3	2.600	09/15/17	14,150	14,141,284
Sr. Unsec’d. Notes	A3	3.300	12/09/16	8,126	8,454,364
Sr. Unsec’d. Notes	A3	4.750	06/02/14	10,000	10,697,660
Sr. Unsec’d. Notes	A3	6.125	03/01/14	2,800	3,047,229
International Business Machines Corp., Sr. Unsec’d. Notes(c)	Aa3	1.250	02/06/17	15,300	15,177,294
Sr. Unsec’d. Notes	Aa3	1.950	07/22/16	29,165	29,927,927
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	Baa1	3.450	06/14/13	3,500	3,594,000
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A(c)	B3	9.750	08/01/18	7,000	7,910,000

Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000	05/01/14	5,509	6,225,170
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500	08/12/15	2,425	2,600,812
Tyco Electronics Group SA (Luxembourg), Gtd. Notes	Baa2	1.600	02/03/15	4,710	4,718,285
Unisys Corp., Sr. Sec’d. Notes, 144A	Ba1	12.750	10/15/14	3,150	3,512,250
Xerox Corp., Sr. Unsec’d. Notes(a)(c)	Baa2	1.318	05/16/14	6,460	6,410,077
Sr. Unsec’d. Notes	Baa2	2.950	03/15/17	2,010	2,031,059
Sr. Unsec’d. Notes	Baa2	4.250	02/15/15	16,135	17,137,484
Sr. Unsec’d. Notes	Baa2	5.500	05/15/12	5,664	5,692,325
Sr. Unsec’d. Notes	Baa2	8.250	05/15/14	9,280	10,478,874

					210,387,674

Telecommunications — 7.3%
ALLTEL Corp., Sr. Unsec’d. Notes	A-(b)	6.500	11/01/13	4,000	4,347,644
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375	09/08/16	19,770	20,013,665
Gtd. Notes(c)	A2	3.625	03/30/15	7,200	7,611,739
Gtd. Notes	A2	5.500	03/01/14	6,350	6,853,758
Gtd. Notes	A2	5.750	01/15/15	2,600	2,894,037
AT&T, Inc., Sr. Unsec’d. Notes(c)	A2	1.600	02/15/17	27,100	26,946,180
Sr. Unsec’d. Notes(c)	A2	2.400	08/15/16	16,925	17,491,920
Sr. Unsec’d. Notes	A2	2.500	08/15/15	29,840	31,058,725
Sr. Unsec’d. Notes	A2	2.950	05/15/16	15,420	16,294,715
Sr. Unsec’d. Notes	A2	4.950	01/15/13	1,770	1,830,051
Sr. Unsec’d. Notes	A2	5.100	09/15/14	2,750	3,026,955
Sr. Unsec’d. Notes	A2	5.625	06/15/16	8,000	9,276,456
Sr. Unsec’d. Notes	A2	6.700	11/15/13	10,800	11,814,466
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	5.150	01/15/13	1,000	1,033,190
Sr. Unsec’d. Notes	Baa2	5.950	01/15/18	14,685	17,050,489
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	5.550	02/01/14	18,100	19,575,765
Sr. Unsec’d. Notes	A2	7.375	11/15/13	9,350	10,305,252
CenturyLink, Inc., Sr. Unsec’d. Notes(c)	Baa3	5.150	06/15/17	10,450	10,774,640
Sr. Unsec’d. Notes, Ser. M	Baa3	5.000	02/15/15	9,190	9,650,217
CenturyTel, Inc., Sr. Unsec’d. Notes, Ser. L	Baa3	7.875	08/15/12	4,000	4,091,996
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes, 144A(c)	Baa1	2.250	03/06/17	20,425	20,215,889
Gtd. Notes	Baa1	5.250	07/22/13	5,000	5,261,805
Gtd. Notes	Baa1	5.875	08/20/13	10,001	10,648,075
Embarq Corp., Sr. Unsec’d. Notes (original cost $7,262,044; purchased 06/04/07-01/28/10)(d)(f)	Baa3	6.738	06/01/13	7,365	7,890,345
Sr. Unsec’d. Notes (original cost $9,496,667; purchased 02/13/12)(d)(f)	Baa3	7.082	06/01/16	8,480	9,550,354
France Telecom SA (France), Sr. Unsec’d. Notes(c)	A3	2.125	09/16/15	4,360	4,443,001
Sr. Unsec’d. Notes	A3	2.750	09/14/16	10,225	10,517,834
Sr. Unsec’d. Notes	A3	4.375	07/08/14	5,720	6,108,182
Frontier Communications Corp., Sr. Unsec’d. Notes(c)	Ba2	8.250	05/01/14	3,217	3,490,445
Qwest Corp., Sr. Unsec’d. Notes(a)(c)	Baa3	3.724	06/15/13	8,000	8,093,152
Sr. Unsec’d. Notes	Baa3	8.375	05/01/16	8,679	10,370,728
Rogers Communications, Inc. (Canada), Gtd. Notes	Baa1	6.250	06/15/13	5,535	5,886,190
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	4.950	09/30/14	9,192	9,467,760
Gtd. Notes	Baa2	5.250	11/15/13	13,735	14,112,713
Gtd. Notes	Baa2	6.175	06/18/14	5,625	5,920,312
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	2.582	04/26/13	10,700	10,745,026
Gtd. Notes	Baa1	3.992	02/16/16	13,780	13,716,020

Gtd. Notes	Baa1	4.949	01/15/15	5,275	5,439,395
Gtd. Notes(c)	Baa1	5.855	02/04/13	5,000	5,169,520
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	2.000	11/01/16	29,575	30,039,653
Sr. Unsec’d. Notes(c)	A3	3.000	04/01/16	19,250	20,363,170
Sr. Unsec’d. Notes	A3	4.350	02/15/13	6,720	6,940,570
Verizon Virginia, Inc., Sr. Unsec’d. Notes, Ser. A	A-(b)	4.625	03/15/13	6,350	6,588,811
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes	A3	1.625	03/20/17	24,750	24,403,673
Sr. Unsec’d. Notes	A3	4.150	06/10/14	10,976	11,740,961
Sr. Unsec’d. Notes	A3	5.000	09/15/15	5,175	5,807,970
Windstream Corp., Gtd. Notes	Ba3	8.125	08/01/13	7,000	7,455,000

					512,328,414

Tobacco — 1.4%
Altria Group, Inc., Gtd. Notes	Baa1	4.125	09/11/15	5,430	5,923,516
Gtd. Notes	Baa1	7.750	02/06/14	15,150	16,970,394
Gtd. Notes	Baa1	8.500	11/10/13	15,800	17,654,952
Lorillard Tobacco Co., Gtd. Notes	Baa2	3.500	08/04/16	8,455	8,802,822
Philip Morris International, Inc., Sr. Unsec’d. Notes(c)	A2	2.500	05/16/16	13,250	13,829,886
Sr. Unsec’d. Notes	A2	4.875	05/16/13	7,500	7,865,925
Sr. Unsec’d. Notes	A2	6.875	03/17/14	3,500	3,924,410
Reynolds American, Inc., Gtd. Notes	Baa3	6.750	06/15/17	10,400	12,389,083
Gtd. Notes	Baa3	7.250	06/01/13	2,750	2,929,902
Gtd. Notes	Baa3	7.300	07/15/15	2,450	2,735,991
Gtd. Notes	Baa3	7.625	06/01/16	3,000	3,600,615

					96,627,496

TOTAL CORPORATE BONDS (cost $6,238,998,456)					6,409,294,277

FOREIGN AGENCIES — 1.0%
EDF SA (France), Sr. Unsec’d. Notes, 144A(c)	Aa3	5.500	01/26/14	6,725	7,212,731
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	4.125	09/09/15	11,000	11,536,657
Sr. Unsec’d. Notes	A1	5.875	01/14/15	5,000	5,453,005
GAZ Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	8.125	07/31/14	4,200	4,643,268
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes(c)	A1	3.875	05/04/17	9,500	9,833,650
Sr. Unsec’d. Notes	A1	4.375	08/10/15	5,800	6,113,194
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250	06/17/14	2,000	2,165,148
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	A1	5.375	07/30/14	5,000	5,336,425
Petrobras International Finance Co. — PIFCo. (Cayman Islands), Gtd. Notes(c)	A3	3.500	02/06/17	11,405	11,689,771
Gtd. Notes(c)	A3	3.875	01/27/16	4,100	4,315,672
Statoil ASA (Norway), Gtd. Notes	Aa2	2.900	10/15/14	2,325	2,448,988

TOTAL FOREIGN AGENCIES (cost $67,510,380)					70,748,509

FOREIGN LOCAL GOVERNMENT — 0.2%
Province of Ontario Canada (Canada) (cost $11,496,525)	Aa1	2.700	06/16/15	11,500	12,134,202

MUNICIPAL BONDS — 0.5%
Cornell University, Sr. Unsec’d. Notes	Aa1	4.350	02/01/14	2,000	2,128,740
State of California GO Var. Purp.	A1	4.850	10/01/14	3,200	3,460,704
State of California GO Var. Purp. 3	A1	5.250	04/01/14	7,750	8,375,735
State of Illinois	A2	4.421	01/01/15	19,000	19,912,760

TOTAL MUNICIPAL BONDS (cost $32,886,786)					33,877,939

U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes(c)	0.250	02/28/14	4,615	4,608,151
U.S. Treasury Notes	0.875	02/28/17	21,755	21,602,041

TOTAL U.S. TREASURY OBLIGATIONS (cost $26,194,209)				26,210,192

			Shares
PREFERRED STOCKS — 0.1%
Banking Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(a)			132,000	3,590,400
JPMorgan Chase Capital XXVI, 8.000% (Capital Security, fixed to floating preferred)(a)			71,000	1,838,190

TOTAL PREFERRED STOCKS (cost $5,240,750)				5,428,590

TOTAL LONG-TERM INVESTMENTS (cost $6,740,346,532)				6,917,300,024

SHORT-TERM INVESTMENT — 11.3%
Affiliated Money Market Mutual Fund Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $794,798,121; includes $669,894,316 of cash collateral received for securities on loan)(h)(i)			794,798,121	794,798,121

TOTAL INVESTMENTS — 109.8% (cost $7,535,144,653)(j)				7,712,098,145
LIABILITIES IN EXCESS OF OTHER ASSETS(k) — (9.8)%				(690,832,558)

NET ASSETS 100.0%				$7,021,265,587

The following abbreviations are used in the portfolio descriptions:

144A	-	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
GO	-	General Obligation
MTN	-	Medium Term Note
NR	-	Not Rated by Moody’s or Standard & Poor’s

†	The ratings reflected are as of March 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2012.
(b)	Standard & Poor’s Rating.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $652,920,592; cash collateral of $669,894,316 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(d)	Indicates a security that has been deemed illiquid.
(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $56,069,327. The aggregate value of $57,470,154 is approximately 0.8% of net assets.
(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(j)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$7,607,416,944	$141,173,580	$(36,492,379)	$104,681,201

The difference between book and tax basis is primarily attributable to deferred losses on wash sales and differences in the treatment of accreting market discount and premium amortization for book and tax purposes as of the most recent fiscal year end.

(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation/ (Depreciation)(1)
	Long Position:
3,560	2 Year U.S. Treasury Notes	Jun. 2012	$783,849,377	$783,700,625	$(148,752)
	Short Position:
1,377	5 Year U.S. Treasury Notes	Jun. 2012	169,670,108	168,736,289	933,819

					$785,067

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.

Credit default swap agreements outstanding at March 31, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on corporate issues-Buy Protection(1):
Boston Scientific Corp.	06/20/14	1.000%	$3,120	$(36,096)	$32,987	$(69,083)	Morgan Stanley Capital Services
CBS Corp.	06/20/14	1.000	3,000	(43,282)	102,519	(145,801)	Citibank, N.A.
Clorox Co. (The)	09/20/12	0.320	1,000	(1,182)	—	(1,182)	Citibank, N.A.
CMS Energy Corp.	09/20/15	1.000	14,500	103,102	517,431	(414,329)	Deutsche Bank AG
Duke Energy Corp.	03/20/14	0.700	1,000	(11,238)	—	(11,238)	Goldman Sachs International
Enel Finance International NV	09/20/14	1.000	5,000	118,410	24,372	94,038	Goldman Sachs International
GATX Financial Corp.	12/20/12	1.000	2,550	(10,973)	6,119	(17,092)	Credit Suisse International
Sealed Air Corp.	06/20/13	1.000	5,000	(8,829)	23,966	(32,795)	Deutsche Bank AG
SLM Corp.	06/20/14	5.000	3,000	(142,327)	260,937	(403,264)	JPMorgan Chase Bank

				$(32,415)	$968,331	$(1,000,746)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at March 31, 2012(3)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on corporate issues-Sell Protection(2):
Astrazeneca PLC	03/20/14	1.600%	$2,000	0.236%	$55,020	$—	$ 55,020	Morgan Stanley Capital Services
Berkshire Hathaway, Inc.	03/20/15	1.000	10,000	1.039	(7,922)	(188,736)	180,814	Deutsche Bank AG
Berkshire Hathaway, Inc.	03/20/15	1.000	10,000	1.039	(7,922)	(177,792)	169,870	Goldman Sachs International
Berkshire Hathaway, Inc.	03/20/17	1.000	15,000	1.378	(261,727)	(359,547)	97,820	Credit Suisse International
Exelon Generation Co. LLC	09/20/12	1.000	5,000	0.566	12,113	56,048	(43,935)	Goldman Sachs International
General Electric Capital Corp.	09/20/12	1.000	20,000	0.372	67,131	(247,410)	314,541	JPMorgan Chase Bank
General Electric Capital Corp.	09/20/12	1.000	10,000	0.372	33,566	(134,036)	167,602	JPMorgan Chase Bank
General Electric Capital Corp.	09/20/12	1.000	2,500	0.372	8,391	(30,930)	39,321	Bank of America NA
Wal-Mart Stores, Inc.	12/20/14	1.000	10,000	0.211	218,288	270,152	(51,864)	JPMorgan Chase Bank

					$116,938	$(812,251)	$929,189

The Fund entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Non-Residential Mortgage-Backed Securities	$—	$19,252,616	$—
Bank Loans	—	19,815,545	5,058,976
Commercial Mortgage-Backed Securities	—	315,479,178	—
Corporate Bonds	—	6,409,294,277	—
Foreign Agencies	—	70,748,509	—
Foreign Local Government	—	12,134,202	—
Municipal Bonds	—	33,877,939	—
U.S. Treasury Obligations	—	26,210,192	—
Preferred Stocks	5,428,590	—	—
Affiliated Money Market Mutual Fund	794,798,121	—	—
Other Financial Instruments*
Futures	785,067	—	—
Credit Default Swaps	—	(60,319)	(11,238)

Total	$801,011,778	$6,906,752,139	$5,047,738

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors has delegated fair valuation responsibilities to the Manager through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Valuation methodologies and fair valuation measurements:

The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via Nasdaq are valued at the official Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Debt securities traded in the over-the-counter market are valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, prepayment speeds, credit, spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as level 2 of the fair value hierarchy.

Over the counter derivatives are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, and other inputs. These instruments are categorized as level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Short-Term Corporate Bond Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date May 23, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 23, 2012

*	Print the name and title of each signing officer under his or her signature.